Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment
Property, Plant and Equipment

15. Property, Plant and Equipment

	Oil and Gas	Plant and
($ millions)	Properties	Equipment	Total
Cost
At December 31, 2023	41 101	84 481	125 582
Additions	864	6 612	7 476
Transfers	(10)	10	—
Changes in decommissioning and restoration	107	109	216
Disposals and derecognition	(10)	(363)	(373)
Foreign exchange adjustments	344	342	686
At December 31, 2024	42 396	91 191	133 587
Additions	1 104	5 623	6 727
Changes in decommissioning and restoration	147	122	269
Disposals and derecognition	(339)	(582)	(921)
Foreign exchange adjustments	(181)	(210)	(391)
At December 31, 2025	43 127	96 144	139 271
Accumulated provision
At December 31, 2023	(23 311)	(34 621)	(57 932)
Depreciation, depletion and amortization	(2 015)	(4 875)	(6 890)
Disposals and derecognition	8	239	247
Foreign exchange adjustments	(318)	(182)	(500)
At December 31, 2024	(25 636)	(39 439)	(65 075)
Depreciation, depletion and amortization	(1 623)	(5 121)	(6 744)
Disposals and derecognition	286	446	732
Foreign exchange adjustments	156	88	244
At December 31, 2025	(26 817)	(44 026)	(70 843)
Net property, plant and equipment
December 31, 2024	16 760	51 752	68 512
December 31, 2025	16 310	52 118	68 428

	December 31, 2025			December 31, 2024
		Accumulated	Net Book		Accumulated	Net Book
($ millions)	Cost	Provision	Value	Cost	Provision	Value
Oil Sands	98 272	(47 186)	51 086	94 509	(42 601)	51 908
Exploration and Production	18 905	(12 974)	5 931	18 424	(12 771)	5 653
Refining and Marketing	20 822	(10 057)	10 765	19 524	(9 136)	10 388
Corporate and Eliminations	1 272	(626)	646	1 130	(567)	563
	139 271	(70 843)	68 428	133 587	(65 075)	68 512

At December 31, 2025, the balance of assets under construction and not subject to depreciation or depletion was $5.6 billion (December 31, 2024 – $6.8 billion).